Segment Information (Geographical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 7,588	$ 5,765
Property, Plant and Equipment, Net	22,996	20,353
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,725	1,566
Property, Plant and Equipment, Net	4,689	4,440
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,346	3,754
Property, Plant and Equipment, Net	17,382	14,978
Barbados
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	384	292
Property, Plant and Equipment, Net	583	535
The Bahamas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	122	110
Property, Plant and Equipment, Net	342	322
Dominica
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11	43
Property, Plant and Equipment, Net	$ 0	$ 78